Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	379,775.00
Total Offset Amount	0.00
Net Fee	$ 379,775.00